Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Financial Instruments

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair value, are as follows:

	Carrying amount			Fair value
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$	US$	US$	US$

Assets
Financial assets, at fair value through profit or loss	15,861	-	-	15,861	-	-
Financial assets, at fair value through other comprehensive income	8,360,497	28,547,482	17,513,555	8,360,497	28,547,482	17,513,555

Liabilities
Convertible notes liabilities	-	-	2,930,281	-	-	2,930,281
Warrant liabilities	428,025	33,305	2,625,440	428,025	33,305	2,625,440

Schedule of Fair Value Measurement Hierarchy

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
December 31, 2024
Financial assets, at fair value through profit or loss	-	-	-	-
Financial assets, at fair value through other comprehensive income	903,000	-	27,644,482	28,547,482
Financial liabilities, at fair value through profit or loss	-	33,305	-	33,305

December 31, 2025
Financial assets, at fair value through other comprehensive income	-	-	17,513,555	17,513,555
Financial liabilities, at fair value through profit or loss	-	5,555,721	-	5,555,721

Schedule of Movements in Fair Value Measurements

The movement in the fair value measurements within Level 1 during the years are as follow:

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Financial assets, at fair value through other comprehensive income
At January 1	2,793,399	8	903,000
Additions	80,615	903,000	3,904,416
Disposals	(3,026,906)	(8)	(5,116,938)
Disposal of controlling subsidiaries	-	-	(99,478)
Fair value changes recognized in other comprehensive income/(loss)	152,900	-	409,000
Currency realignment	-	-	-
At December 31	8	903,000	-

The movement in fair value measurements within Level 3 during the years are as follow:

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Financial assets, at fair value through other comprehensive income
At January 1	-	8,360,489	27,644,482
Addition	10,921,564	46,595,266	41,749,956
Disposal	(2,948,518)	(17,301,634)	-
Transfer to level 1		(903,000)	(1,688,000)
Disposal of controlling subsidiaries	-	-	(17,716,438)
Fair value changes recognized in other comprehensive income	365,388	(9,009,166)	(32,476,445)
Currency realignment	22,055	(97,473)	-
At December 31	8,360,489	27,644,482	17,513,555

There were no transfers between Level 2 and Level 3 during the financial year ended December 31, 2025 and 2024.

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Financial liabilities, at fair value through profit and loss
At January 1	-	439,409	33,305
Addition	1,341,999	3,916,074	5,555,721
Disposal	(913,974)	(4,310,794)	(33,305)
Currency realignment	11,384	(11,384)	-
At December 31	439,409	33,305	5,555,721